Consolidated Statements of Changes in Shareholder's Deficit (Parenthetical)	Nov. 30, 2023 $ / shares
Evergreen Merger Corporation [Member]
IfrsStatementLineItems [Line Items]
Common stock subject to possible redemption par value	$ 0.1
Evergreen Corporation [Member]
IfrsStatementLineItems [Line Items]
Common stock subject to possible redemption par value	$ 0.1